Loans and financing (Tables)	12 Months Ended
Dec. 31, 2023
Loans and financing.
Schedule of loans and financing breakdown

			December 31,	December 31,
Type	Interest rate	Maturity	2023	2022
Debentures	From CDI+2.45% until CDI+3.2% p.a	Nov/23 to May/28	2,181,819	1,620,246

Current			151,120	131,158
Non-current			2,030,699	1,489,088

Schedule of loans and financing variation

	Loans and financing
	2023	2022
As of January 1,	1,620,246	-
New issuances (i)	675,828	1,905,851
Accrued interest	264,313	165,881
Payment of principal	(100,869)	(296,262)
Payment of interests	(277,699)	(155,254)
As of December 31,	2,181,819	1,620,246